Other disclosures - Spain Real Estate Business: gross, collateral, allowance (Details) - Spain € in Millions	Jun. 30, 2020 EUR (€)
Accumulated impairment
Distribution of portfolio
Financial assets	€ 1,727
Construction and property development
Distribution of portfolio
Financial assets	2,936
Construction and property development | Gross carrying amount
Distribution of portfolio
Financial assets	3,031
Written-off assets	924
Construction and property development | Gross carrying amount | Nonperforming
Distribution of portfolio
Financial assets	238
Construction and property development | Excess over collateral value
Distribution of portfolio
Excess over collateral value	374
Written-off assets
Construction and property development | Excess over collateral value | Nonperforming
Distribution of portfolio
Excess over collateral value	25
Construction and property development | Accumulated impairment
Distribution of portfolio
Financial assets	(95)
Written-off assets
Construction and property development | Accumulated impairment | Nonperforming
Distribution of portfolio
Financial assets	€ (81)